NET LOSS PER SHARE - Summary Of Earnings Per Shares, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to the Company	$ (18,490)	$ (14,277)	$ (10,790)	$ (11,572)	$ (4,373)	$ (6,202)	$ (1,999)	$ (22,362)	$ (8,201)	$ (36,639)	$ (12,574)	$ (106,200)	$ (24,776)
Weighted average shares outstanding (in Number):
Basic (in shares)	76,524,735	76,240,530	76,239,989	74,040,261	32,098,715	31,647,131	31,647,131	75,146,201	31,647,131	75,514,986	31,799,313	75,710,904	41,933,050
Diluted (in shares)	76,524,735	76,240,530	76,239,989	74,040,261	32,098,715	31,647,131	31,647,131	75,146,201	31,647,131	75,514,986	31,799,313	75,710,904	41,933,050
Net loss per unit attributable to common stockholder
Basic (in dollars per share)	$ (0.24)	$ (0.19)	$ (0.14)	$ (0.16)	$ (0.26)	$ (0.43)	$ (0.30)	$ (0.30)	$ (0.73)	$ (0.48)	$ (0.98)	$ (1.40)	$ (1.04)
Diluted (in dollars per share)	$ (0.24)	$ (0.19)	$ (0.14)	$ (0.16)	$ (0.26)	$ (0.43)	$ (0.30)	$ (0.30)	$ (0.73)	$ (0.48)	$ (0.98)	$ (1.40)	$ (1.04)